Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling, General and Administrative Expenses
Schedule of selling, general and administrative expenses

	For the Year Ended December 31,
	2023	2024	2025
Employee compensation	5,929,888	7,405,828	7,751,345
Marketing and promotional expenses	2,642,531	3,408,931	3,124,734
Rental and related expenses	1,683,929	1,930,423	2,153,985
Depreciation and amortization expenses	672,669	882,860	989,332
Professional services	550,011	561,284	598,568
IT consumable, office supply and other low value consumable	581,193	541,782	475,648
Other taxes and surcharges	290,456	409,690	386,251
Travel and entertainment expenses	218,396	147,180	101,384
Expected credit losses	(26,315)	(3,761)	(46,691)
Others	341,798	456,840	553,191
Total	12,884,556	15,741,057	16,087,747